UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 12, 2009


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 73


Form 13F Information Table Value Total: $96,338





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3313    44885 SH       SOLE                    41560              3325
AT&T Corp.                     COM              00206r102      219     8125 SH       SOLE                     7325               800
Altria Group                   COM              02209S103      426    23894 SH       SOLE                    23519               375
American Express               COM              025816109      379    11175 SH       SOLE                    11175
Avon Products                  COM              054303102     1680    49475 SH       SOLE                    47000              2475
Banco Santander ADR            COM              05964h105      178    10992 SH       SOLE                    10992
Bed Bath & Beyond              COM              075896100      342     9100 SH       SOLE                     8500               600
Berkshire Hathaway A           COM              084670108     4444       44 SH       SOLE                       34                10
Berkshire Hathaway B           COM              084670207     6174     1858 SH       SOLE                     1799                59
Burlington Northern            COM              12189t104     2757    34540 SH       SOLE                    32280              2260
Cablevision Systems            COM              12686C109     1686    70991 SH       SOLE                    63025              7966
Cintas Corp.                   COM              172908105      797    26290 SH       SOLE                    25140              1150
Clarcor, Inc.                  COM              179895107      204     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2779    51750 SH       SOLE                    50100              1650
Comcast A SPCL                 COM              20030N200     2132   132575 SH       SOLE                   122350             10225
ConocoPhillips                 COM              20825C104      998    22092 SH       SOLE                    21992               100
Costco Wholesale               COM              22160K105     1569    27825 SH       SOLE                    26725              1100
Delia's, Inc.                  COM              246911101      107    50000 SH       SOLE                    50000
Diageo PLC ADR                 COM              25243Q205     2723    44283 SH       SOLE                    42058              2225
Disney (Walt) Co.              COM              254687106      830    30242 SH       SOLE                    29267               975
Donegal Group A                COM              257701201      178    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1964    68300 SH       SOLE                    66650              1650
Dress Barn                     COM              261570105      429    23900 SH       SOLE                    23900
ExxonMobil Corp.               COM              30231G102     1804    26300 SH       SOLE                    19625              6675
Fulton Financial               COM              360271100       82    11046 SH       SOLE                    11046
General Electric               COM              369604103      947    57648 SH       SOLE                    52048              5600
Genuine Parts                  COM              372460105      217     5700 SH       SOLE                     5700
Harley Davidson                COM              412822108     1237    53765 SH       SOLE                    49415              4350
Helmerich & Payne              COM              423452101      213     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      584    21930 SH       SOLE                    21630               300
Int'l Game Tech.               COM              459902102      766    35650 SH       SOLE                    33300              2350
International Speedway         COM              460335201      331    11990 SH       SOLE                    11990
Interpublic Group              COM              460690100      162    21500 SH       SOLE                    21500
J & J Snack Foods              COM              466032109      337     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3654    60017 SH       SOLE                    56292              3725
Kraft Foods                    COM              50075n104     1348    51325 SH       SOLE                    50025              1300
Laboratory Corp.               COM              50540R409      263     4000 SH       SOLE                     4000
Liberty Entertainment A        COM              53071m500     2031    65272 SH       SOLE                    59684              5588
Loews Corp.                    COM              540424108      349    10192 SH       SOLE                    10192
Lowes Companies                COM              548661107      348    16600 SH       SOLE                    15900               700
Marathon Oil                   COM              565849106      300     9400 SH       SOLE                     9400
Martin Marietta Matrls.        COM              573284106     1683    18276 SH       SOLE                    15886              2390
McDonalds Corp.                COM              580135101      398     6975 SH       SOLE                     6975
Met-Pro Corp.                  COM              590876306      143    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4775   185636 SH       SOLE                   174136             11500
Mohawk Industries              COM              608190104     3408    71465 SH       SOLE                    68565              2900
Nat'l Penn Bancshares          COM              637138108      125    20395 SH       SOLE                    17342              3053
Nestle Reg ADR                 COM              641069406     3557    83587 SH       SOLE                    82262              1325
Penn National                  COM              707569109      405    14650 SH       SOLE                    14150               500
Pfizer, Inc.                   COM              717081103      457    27617 SH       SOLE                    15617             12000
Philip Morris Int'l Inc.       COM              718172109     1355    27799 SH       SOLE                    26624              1175
Procter & Gamble               COM              742718109     1117    19280 SH       SOLE                    17055              2225
Progressive Corp.              COM              743315103     3763   226950 SH       SOLE                   198725             28225
Risk, George Ind.              COM              767720204      108    27000 SH       SOLE                    27000
Sara Lee                       COM              803111103      159    14300 SH       SOLE                    14300
T J X Companies                COM              872540109     4320   116275 SH       SOLE                   107625              8650
Telephone & Data Sys.          COM              879433100      711    22925 SH       SOLE                    22550               375
Thor Industries                COM              885160101      443    14300 SH       SOLE                    14300
Tiffany & Company              COM              886547108     3371    87485 SH       SOLE                    83635              3850
Timberland Co Cl C             COM              887100105      164    11775 SH       SOLE                    11775
Time Warner                    COM              887317105      453    15729 SH       SOLE                    15329               400
U.S. Bancorp                   COM              902973304      289    13200 SH       SOLE                    12550               650
USG Corp.                      COM              903293405      182    10580 SH       SOLE                    10580
United Health Group            COM              91324P102     1163    46433 SH       SOLE                    44933              1500
Unitrin, Inc.                  COM              913275103      217    11125 SH       SOLE                     7325              3800
Wal-Mart Stores                COM              931142103     3155    64273 SH       SOLE                    60723              3550
Walgreen Co.                   COM              931422109     1970    52575 SH       SOLE                    48325              4250
Washington Post Cl B           COM              939640108     2539     5425 SH       SOLE                     5095               330
Wells Fargo                    COM              949746101     2533    89904 SH       SOLE                    89904
Wesco Financial                COM              950817106      241      740 SH       SOLE                      740
Whirlpool Corp.                COM              963320106     1387    19828 SH       SOLE                    18803              1025
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      471    15450 SH       SOLE                    15450
